Transactions and balances with related parties (Tables)	9 Months Ended
Sep. 30, 2020
Transactions and balances with related parties
Schedule of outstanding balances with related parties and income and expense amounts with related parties

	For the three months ended		For the nine months ended
In thousands of EUR	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Short-term employee benefits	714	4,576	2,447	6,035
Other benefits	7	(25)	15	24
Share-based compensation	1,222	2,113	4,316	9,305
Total	1,943	6,664	6,778	15,364